Operating Segment and Revenue Information - Schedule of Revenue by Therapeutic Area and Product (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥) product
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 4,263,762	¥ 4,027,478	¥ 3,569,006
Total Gastroenterology
Disclosure of products and services [line items]
Revenue from contracts with customers	1,216,207	1,094,541	875,685
ENTYVIO
Disclosure of products and services [line items]
Revenue from contracts with customers	800,919	702,744	521,778
GATTEX/REVESTIVE
Disclosure of products and services [line items]
Revenue from contracts with customers	119,252	93,076	75,751
TAKECAB/VOCINTI
Disclosure of products and services [line items]
Revenue from contracts with customers	118,526	108,719	102,397
PANTOLOC/CONTROLOC
Disclosure of products and services [line items]
Revenue from contracts with customers	46,495	45,518	40,275
DEXILANT
Disclosure of products and services [line items]
Revenue from contracts with customers	45,278	69,371	50,763
ALOFISEL
Disclosure of products and services [line items]
Revenue from contracts with customers	3,513	2,725	1,843
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	82,226	72,388	82,877
Total Rare Hematology
Disclosure of products and services [line items]
Revenue from contracts with customers	305,297	304,718	283,689
ADVATE
Disclosure of products and services [line items]
Revenue from contracts with customers	122,911	118,188	118,491
ADYNOVATE/ADYNOVI
Disclosure of products and services [line items]
Revenue from contracts with customers	66,308	66,553	60,726
FEIBA
Disclosure of products and services [line items]
Revenue from contracts with customers	40,543	41,268	39,162
VONVENDI
Disclosure of products and services [line items]
Revenue from contracts with customers	16,188	12,217	8,774
RECOMBINATE
Disclosure of products and services [line items]
Revenue from contracts with customers	12,050	12,762	12,297
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	47,298	53,730	44,239
Total Rare Genetics and Other
Disclosure of products and services [line items]
Revenue from contracts with customers	465,403	418,724	327,507
TAKHZYRO
Disclosure of products and services [line items]
Revenue from contracts with customers	178,677	151,800	103,242
ELAPRASE
Disclosure of products and services [line items]
Revenue from contracts with customers	91,561	85,321	73,119
REPLAGAL
Disclosure of products and services [line items]
Revenue from contracts with customers	73,553	66,741	51,714
VPRIV
Disclosure of products and services [line items]
Revenue from contracts with customers	51,295	48,372	42,408
LIVTENCITY
Disclosure of products and services [line items]
Revenue from contracts with customers	19,085	10,501	1,325
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	51,232	55,989	55,698
Total Rare Diseases
Disclosure of products and services [line items]
Revenue from contracts with customers	770,701	723,442	611,196
Total Rare Diseases | Pro Forma
Disclosure of products and services [line items]
Revenue from contracts with customers	688,423	639,774	531,098
Total PDT Immunology
Disclosure of products and services [line items]
Revenue from contracts with customers	818,570	678,443	506,951
immunoglobulin
Disclosure of products and services [line items]
Revenue from contracts with customers	644,587	522,211	385,864
albumin
Disclosure of products and services [line items]
Revenue from contracts with customers	133,990	121,446	90,035
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	39,993	34,786	31,052
Total Oncology
Disclosure of products and services [line items]
Revenue from contracts with customers	462,362	438,742	468,730
ADCETRIS
Disclosure of products and services [line items]
Revenue from contracts with customers	109,425	83,937	69,190
LEUPLIN/ENANTONE
Disclosure of products and services [line items]
Revenue from contracts with customers	107,350	111,311	106,459
NINLARO
Disclosure of products and services [line items]
Revenue from contracts with customers	87,361	92,691	91,203
ICLUSIG
Disclosure of products and services [line items]
Revenue from contracts with customers	54,706	47,206	34,860
ALUNBRIG
Disclosure of products and services [line items]
Revenue from contracts with customers	28,524	20,556	13,644
FRUZAQLA
Disclosure of products and services [line items]
Revenue from contracts with customers	10,080	0	0
VELCADE
Disclosure of products and services [line items]
Revenue from contracts with customers	5,539	27,759	110,046
EXKIVITY
Disclosure of products and services [line items]
Revenue from contracts with customers	3,459	3,732	962
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	55,917	51,551	42,367
Total Neuroscience
Disclosure of products and services [line items]
Revenue from contracts with customers	627,014	637,711	482,294
VYVANSE/ELVANSE
Disclosure of products and services [line items]
Revenue from contracts with customers	423,221	459,289	327,052
TRINTELLIX
Disclosure of products and services [line items]
Revenue from contracts with customers	104,797	100,081	82,315
Adderall XR
Disclosure of products and services [line items]
Revenue from contracts with customers	41,756	28,594	20,885
Intuniv
Disclosure of products and services [line items]
Revenue from contracts with customers	33,555	16,354	18,938
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	23,686	33,393	33,104
Total Other
Disclosure of products and services [line items]
Revenue from contracts with customers	368,908	454,598	624,150
Total Other | Pro Forma
Disclosure of products and services [line items]
Revenue from contracts with customers	315,701	372,685	566,403
AZILVA-F
Disclosure of products and services [line items]
Revenue from contracts with customers	33,636	72,897	76,297
Fosrenol
Disclosure of products and services [line items]
Revenue from contracts with customers	13,529	13,532	13,612
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	321,743	368,168	534,242
Diabetes
Disclosure of products and services [line items]
Revenue from contracts with customers			¥ 133,043
Number of products sold | product			4
Plasma-Derived Therapies | Pro Forma
Disclosure of products and services [line items]
Revenue from contracts with customers	903,699	765,359	¥ 589,571
Vaccines | Pro Forma
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 50,355	¥ 78,664	¥ 55,225